TransUltra(R) VUL
                        Variable Universal Life Insurance
                                    Issued by
                 Transamerica Occidental Life Insurance Company
                             Separate Account VUL-5

                       Supplement Dated December 19, 2002
                                       To
                          Prospectus Dated May 1, 2002

The following information supplements the Prospectus. You should read it together with the Prospectus.


NCM Capital Management, Inc. is no longer the sub-adviser for The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares, and no new sub-adviser was named. Effective May 22, 2002, Dreyfus Corporation, the portfolio's investment adviser, assumed the day-to-day portfolio management responsibility for The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares. Reference to the Investment Adviser is made under the TABLE OF SEPARATE ACCOUNT INVESTMENT OPTIONS AND INVESTMENT ADVISERS on page 17 of the prospectus.


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